Financial and capital management - Details on Trade Receivables Not Impaired (Details) - Loan secured by trade receivables - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Financial assets	$ 3,841	$ 3,973
Trade receivables not past due
Disclosure of internal credit grades [line items]
Financial assets	3,158	3,215
Trade receivables past due | Under 60 days
Disclosure of internal credit grades [line items]
Financial assets	421	434
Trade receivables past due | 60 to 120 days
Disclosure of internal credit grades [line items]
Financial assets	209	253
Trade receivables past due | Over 120 days
Disclosure of internal credit grades [line items]
Financial assets	$ 53	$ 71